Redeemable Preferred Units Schedule Of Redeemable Preferred Units (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Preferred Units [Line Items]
Conversion of Stock, Amount Converted	$ (41,000,000)
Regency Preferred Units [Member]
Preferred Units [Line Items]
Preferred Units, Outstanding	1,900,000		4,371,586	4,371,586
Preferred Units Redemption Amount	32,000,000		73,000,000	71,000
Conversion of Stock, Shares Converted	(2,459,017)
Conversion of Stock, Amount Converted	(41,000,000)	[1]
Accretion to Redemption Value, Adjustment			$ 2,000

[1]	(1) This amount will be accreted to $35 million plus any accrued but unpaid distributions and interest by deducting amounts from partners’ capital over the remaining periods until the mandatory redemption date of September 2, 2029. Accretion during 2013 was immaterial.